Intangible Assets	12 Months Ended
Dec. 31, 2014
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

As of December 31, 2014 and 2013, Intangible Assets consists of:

Table insert nonbanded – tableful

	December 31,
	2014	2013
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$799,362	$772,414
Accumulated Amortization	(454,249)	(328,319)
	$345,113	$444,095
Amortized intangible assets: Website (5 years useful life)
Gross carrying Amount	$32,750	$18,908
Accumulated Amortization	$(20,174)	$(17,228)
	$12,576	$1,680

Intangible assets not subject to amortization
Trademarks	$251,157	$251,157

Intangible asset amortization expense for the periods ended December 31, 2014 and 2013 was $128,381 and $127,316, respectively.